TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Schedule of provisions for tax, civil and labor claims

	2024	2023
a) Tax provisions	1,925,237	1,737,984
b) Labor provisions	369,041	413,179
c) Civil provisions	34,571	34,662
	2,328,849	2,185,825

Schedule of changes in the tax, labor and civil provisions

	2024	2023	2022
Balance at the beginning of the year	2,185,825	2,026,003	1,741,026
(+) Additions	223,883	208,219	385,662
(+) Interests	153,413	157,227	194,170
(-) Payments and reversal of accrued amounts	(234,698)	(205,202)	(293,536)
(+) Foreign exchange effect on provisions in foreign currency	426	(422)	(1,319)
Balance at the end of the year	2,328,849	2,185,825	2,026,003

Schedule of judicial deposits related to tax, labor and civil lawsuits

	2024	2023
Tax	151,532	1,828,611
Labor	45,040	56,640
Civil	135,988	178,819
	332,560	2,064,070